CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2016 R$ / shares
Statement of changes in equity [abstract]
Outstanding dividend per share	R$ 0.121749293
Interest on shareholders equity per share	R$ 0.642347435